FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Investments, All Other Investments [Abstract]
Schedule of fair value measurements of financial liabilities [Table Text Block]
Fair value measurements at March 31, 2026 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares	-	-	-	-

Fair value measurements at March 31, 2025 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares	-	-	27,824	27,824